UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 2 of its series:

Wells Fargo Managed Account CoreBuilder® Shares - Series M and Wells Fargo Managed Account CoreBuilder® Shares – Series SM.

Date of reporting period: June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
June 30, 2021
Wells Fargo Managed Account
■	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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The views expressed and any forward-looking statements are as of June 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins trillions of dollars of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (by June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds one or more securities that use LIBOR as a floating reference rate and has a maturity date after December 31, 2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

2  |  Wells Fargo Managed Account

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of June 30, 2021
					Expense ratios (%)
	Inception date	1 year	5 year	10 year	Gross	Net [1]
Wells Fargo Managed Account CoreBuilder Shares - Series M (WFCMX)	4-14-2008	6.26	3.93	5.76	0.03	0.00
Bloomberg Barclays Municipal Bond Index[2]	–	4.17	3.25	4.28	–	–

[1]	Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4  |  Wells Fargo Managed Account

Performance highlights (unaudited)
Credit quality as of June 30, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of June 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 1-1-2021	Ending account value 6-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,019.88	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

6  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.02%
Alabama: 1.24%
Tax revenue: 0.68%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$ 4,995,000	$ 6,056,127
Utilities revenue: 0.33%
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.91	6-1-2049	2,925,000	2,952,475
Water & sewer revenue: 0.23%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,162,878
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	856,201
				2,019,079
				11,027,681
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,187,718
Arizona: 2.43%
Education revenue: 1.66%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	732,749
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	280,000	290,570
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	460,000	493,023
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,109,173
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,326,461
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	600,000
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	275,000	275,000
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	190,000	190,000
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,101,993
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	989,316
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,257,317
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	505,000	529,370
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,627,646
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,186,450
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	75,000	76,799
				14,785,867
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	512,184
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00%	7-1-2038	$ 1,200,000	$ 1,348,293
Utilities revenue: 0.56%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,313,324
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,724,079
				5,037,403
				21,683,747
California: 3.11%
Airport revenue: 1.71%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,856,693
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2033	1,695,000	2,238,087
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2035	1,000,000	1,205,583
				15,300,363
Education revenue: 0.25%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,107,590
University of California Series AI	5.00	5-15-2038	1,000,000	1,083,549
				2,191,139
GO revenue: 0.51%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	438,269
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	95,100
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,555,026
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	473,188
				4,561,583
Health revenue: 0.26%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,201,208
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	853,616
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	238,670
				2,293,494
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	580,068
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	488,520	575,890
				1,155,958
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.19%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$ 1,000,000	$ 1,100,195
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	593,918
				1,694,113
Water & sewer revenue: 0.06%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	566,407
				27,763,057
Colorado: 2.52%
Education revenue: 0.36%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,435,000	1,582,589
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	425,000	468,910
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,165,078
				3,216,577
GO revenue: 0.54%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	814,923
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	828,922
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	917,392
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	737,489
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,534,199
				4,832,925
Health revenue: 0.68%
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,727,352
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,364,256
				6,091,608
Industrial development revenue: 0.33%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,929,708
Miscellaneous revenue: 0.61%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	2,463,234
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,102,854
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,847,115
				5,413,203
				22,484,021
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  9

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.30%
Education revenue: 0.57%
Connecticut State HEFAR Trinity College Series R	5.00%	6-1-2035	$ 850,000	$ 1,106,779
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,142,756
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,803,731
				5,053,266
GO revenue: 0.62%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,264,734
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	511,512
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	312,316
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	575,152
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	631,563
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,214,031
				5,509,308
Health revenue: 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	993,991
				11,556,565
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,692,178
District of Columbia: 0.63%
Airport revenue: 0.20%
Metropolitan Washington DC Airports Authority Series A %%	4.00	10-1-2051	1,500,000	1,778,218
Miscellaneous revenue: 0.03%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	299,108
Tax revenue: 0.40%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	3,000,000	3,565,217
				5,642,543
Florida: 4.58%
Airport revenue: 2.25%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,235,579
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,260,659
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,747,161
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,728,888
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,113,815
				20,086,102
Education revenue: 0.49%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,115,904
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50%	6-1-2033	$ 1,300,000	$ 1,547,027
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,661,043
				4,323,974
Health revenue: 0.71%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,616,492
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,059
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,725,841
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	296,692
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	587,682
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	325,599
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	324,595
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	614,106
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	612,516
				6,353,582
Miscellaneous revenue: 0.44%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	519,139
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,379,735
				3,898,874
Transportation revenue: 0.53%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,741,972
Water & sewer revenue: 0.16%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,441,514
				40,846,018
Georgia: 3.51%
Energy revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	991,231
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,229,245
				2,220,476
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  11

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.18%
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00%	7-1-2049	$ 8,000,000	$ 9,341,495
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,199,606
				10,541,101
Industrial development revenue: 0.14%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	58,347
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,198,286
				1,256,633
Utilities revenue: 1.94%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,034,064
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,321,592
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,319,560
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,823,634
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.81	4-1-2048	4,800,000	4,823,914
				17,322,764
				31,340,974
Guam: 0.29%
Tax revenue: 0.17%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	373,499
Guam Government Privilege Business Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	1,000,000	1,160,369
				1,533,868
Water & sewer revenue: 0.12%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	550,000
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	523,393
				1,073,393
				2,607,261
Hawaii: 0.27%
Airport revenue: 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,435,372
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00%	12-1-2036	$ 1,000,000	$ 1,095,007
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	415,000	439,248
				1,534,255
Illinois: 17.27%
Airport revenue: 1.31%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,819,116
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,176,124
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,447,219
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,612,883
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,071,716
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	599,784
				11,726,842
Education revenue: 0.37%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,723,248
Southern Illinois University Housing and Auziliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	546,701
				3,269,949
GO revenue: 6.61%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	857,640
Chicago IL Board of Education Series A	5.00	12-1-2034	3,250,000	4,218,679
Chicago IL Board of Education Series A	5.00	12-1-2037	1,000,000	1,288,542
Chicago IL Board of Education Series A (NPFGC Insured)	5.25	12-1-2021	2,555,000	2,604,359
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,429,098
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	634,558
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	380,000	397,795
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,494,755
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,152,036
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,148,166
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,403,805
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,141,005
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,965,313
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,049,216
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,431,215
Chicago IL Series A	6.00	1-1-2038	3,500,000	4,391,485
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  13

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00%	12-1-2025	$ 675,000	$ 634,884
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	449,981
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	156,418
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,268,280
Illinois	5.00	11-1-2025	2,000,000	2,355,599
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,023,791
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,063,296
Illinois Series B	5.00	10-1-2031	2,000,000	2,581,579
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,111,053
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,888,791
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	575,148
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,228,176
Will County IL Community High School Refunding Bond Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,254,668
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,056,802
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	812,386
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	844,582
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	536,389
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	939,645
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	421,604
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,185,257
				58,995,996
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	1,000,000	1,141,947
Miscellaneous revenue: 1.03%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,050,000	2,128,054
Illinois	5.00	5-1-2025	870,000	973,689
Illinois	5.50	7-1-2025	1,250,000	1,374,483
Illinois	5.50	7-1-2033	1,000,000	1,085,397
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,158
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	265,000	276,289
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	510,856
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,185,489
Illinois Series B	5.25	7-1-2028	400,000	435,449
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,237,477
				9,212,341
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 4.91%
Chicago IL Sales Tax	5.00%	1-1-2031	$ 4,525,000	$ 5,247,161
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,229,468
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,609,086
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2038	1,350,000	1,749,710
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,005,964
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,568,306
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,085,699
Illinois Series A	4.00	1-1-2029	1,000,000	1,016,905
Illinois Series A	5.00	1-1-2027	2,000,000	2,047,357
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,774,860
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,665,623
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	9,069,523
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,681,206
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,132,570
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,736,744
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,183,299
				43,803,481
Tobacco revenue: 0.38%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,399,423
Transportation revenue: 0.90%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,967,017
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,311,199
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2041	2,000,000	2,617,156
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,137,062
				8,032,434
Water & sewer revenue: 1.63%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,217,551
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,024,256
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,075,620
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,148,590
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,757,428
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,056,499
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,232,534
				14,512,478
				154,094,891
Indiana: 2.13%
Health revenue: 1.43%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,129,866
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  15

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75%	11-15-2031	$ 105,000	$ 105,450
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,450,000	6,484,183
				12,719,499
Industrial development revenue: 0.12%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,085,820
Miscellaneous revenue: 0.43%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	634,291
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,210,972
				3,845,263
Water & sewer revenue: 0.15%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,326,504
				18,977,086
Kansas: 0.58%
Tax revenue: 0.58%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	5,180,369
Kentucky: 3.36%
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,156,988
Utilities revenue: 3.23%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	10,156,784
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,219,650
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,050,000	9,591,923
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,829,541
				28,797,898
				29,954,886
Louisiana: 0.55%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	801,138
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,045,387
Water & sewer revenue: 0.34%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	720,617
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	599,039
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	598,125
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita Water Company (BAM Insured)	4.00%	9-1-2036	$ 565,000	$ 674,504
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	494,181
				3,086,466
				4,932,991
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	156,461
Portland ME General Airport	5.00	7-1-2023	175,000	190,414
				346,875
Maryland: 1.22%
Airport revenue: 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,278,837
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	866,530
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	726,140
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	976,701
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	279,752
				4,127,960
Education revenue: 0.69%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,101,821
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,708,242
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,287,527
				6,097,590
Health revenue: 0.07%
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	651,140
				10,876,690
Massachusetts: 1.37%
Airport revenue: 0.14%
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,000,000	1,284,420
Health revenue: 0.63%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,600,434
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,217,958
Tax revenue: 0.46%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,760,478
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,357,778
				4,118,256
				12,221,068
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  17

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 4.25%
Education revenue: 0.05%
Western Michigan University	5.25%	11-15-2031	$ 400,000	$ 447,826
Health revenue: 1.32%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,754,840
Miscellaneous revenue: 0.26%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,295,172
Tax revenue: 0.48%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,299,342
Water & sewer revenue: 2.14%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,275,653
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,573,094
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,560,322
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,533,818
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,133,455
				19,076,342
				37,873,522
Minnesota: 0.04%
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25	7-1-2026	370,000	397,538
Mississippi: 0.75%
Miscellaneous revenue: 0.40%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,592,115
Resource recovery revenue: 0.23%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,077,364
Water & sewer revenue: 0.12%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	990,000	1,038,833
				6,708,312
Missouri: 0.71%
Health revenue: 0.02%
Missouri HEFA	5.00	2-1-2022	220,000	225,783
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.69%
Kansas City MO IDA Series B (AGM Insured)	5.00%	3-1-2049	$ 5,000,000	$ 6,146,766
				6,372,549
Nebraska: 0.51%
Utilities revenue: 0.51%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,000,000	4,531,305
Nevada: 1.14%
GO revenue: 1.14%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	893,437
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00	6-15-2031	2,500,000	3,298,915
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,297,676
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,661,001
				10,151,029
New Hampshire: 0.79%
Housing revenue: 0.27%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,962,010	2,361,670
Water & sewer revenue: 0.52%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,152,049
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	1,003,933
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	570,282
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,946,962
				4,673,226
				7,034,896
New Jersey: 5.65%
Education revenue: 1.98%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	637,238
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	2,002,848
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	562,102
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,628,224
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,390,071
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,378,278
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  19

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00%	6-15-2025	$ 1,000,000	$ 1,132,749
New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	2,900,000	2,961,965
				17,693,475
GO revenue: 0.31%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,709,544
Housing revenue: 1.14%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,850,000	4,149,891
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,885,000	4,184,910
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,705,000	1,851,136
				10,185,937
Miscellaneous revenue: 0.23%
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	2,000,000	2,041,177
Tax revenue: 0.24%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (NPFGC Insured)	5.25	7-1-2026	205,000	251,065
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,848,911
				2,099,976
Transportation revenue: 1.59%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	2,017,939
New Jersey TTFA Series A %%	4.00	6-15-2042	750,000	845,128
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,373,512
New Jersey TTFA Series A	5.25	12-15-2022	600,000	643,318
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,662,049
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,333,711
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,593,855
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,725,233
				14,194,745
Water & sewer revenue: 0.16%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,436,878
				50,361,732
New Mexico: 0.68%
Utilities revenue: 0.68%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	6,093,660
New York: 6.77%
Airport revenue: 0.13%
Port Authority of New York and New Jersey Consolidated Two Hundred Twenty First Series	4.00	7-15-2040	1,000,000	1,190,131
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.56%
City of Troy NY Capital Resource Corporation Renevue Refunding Bonds	4.00%	9-1-2030	$ 500,000	$ 613,597
City of Troy NY Capital Resource Corporation Renevue Refunding Bonds	4.00	9-1-2032	350,000	423,438
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	5,189,958
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	1,183,960
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,957,178
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,995,719
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	552,396
				13,916,246
GO revenue: 0.12%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,080,566
Health revenue: 0.23%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporate Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,475,330
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	594,706
				2,070,036
Industrial development revenue: 1.22%
New York Liberty Development Corporation Refunding Bonds	2.80	9-15-2069	1,000,000	1,026,052
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2031	1,135,000	1,397,322
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	3,500,000	4,536,455
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,320,987
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,627,552
				10,908,368
Tax revenue: 0.80%
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,547,213
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,547,213
				7,094,426
Tobacco revenue: 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	515,262
Transportation revenue: 1.93%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	3,000,000	3,545,717
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  21

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series B-1	5.00%	5-15-2022	$ 2,420,000	$ 2,520,115
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series C-2	5.00	9-1-2021	5,000,000	5,039,002
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,711,513
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,366,216
				17,182,563
Water & sewer revenue: 0.72%
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	5,000,000	5,992,782
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	416,600
				6,409,382
				60,366,980
Ohio: 2.46%
Health revenue: 1.51%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,079,256
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,803,765
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	2,000,000	2,359,205
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,259,507
				13,501,733
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,116,548
Miscellaneous revenue: 0.52%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,286,696
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,382,431
				4,669,127
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,642,172
				21,929,580
Oklahoma: 1.75%
Airport revenue: 0.81%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,718,671
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,462,951
				7,181,622
Miscellaneous revenue: 0.94%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,773,292
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00%	9-1-2027	$ 1,895,000	$ 2,294,187
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	2,320,270
				8,387,749
				15,569,371
Oregon: 0.42%
Education revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	192,114
Health revenue: 0.40%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	3,525,238
				3,717,352
Pennsylvania: 7.04%
Airport revenue: 0.55%
Philadelphia PA Airport Series A (AGM Insured) %%	4.00	7-1-2046	750,000	883,064
Philadelphia PA Airport Series A	5.00	6-15-2027	1,000,000	1,008,782
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,992,838
				4,884,684
Education revenue: 0.68%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	175,000	183,102
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	660,000
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	831,234
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,159,528
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	100,000	102,763
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	45,000	46,227
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	291,480
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,758,370
				6,032,704
GO revenue: 1.65%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,121,545
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,187,829
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	3,036,033
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,129,870
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,589,289
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,194,208
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  23

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA School District Unrefunded Bond Series F	5.00%	9-1-2030	$ 1,000,000	$ 1,205,925
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,243,633
				14,708,332
Health revenue: 0.73%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	524,652
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,047,313
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,653,066
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,165,167
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,173,019
				6,563,217
Industrial development revenue: 0.66%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,852,798
Miscellaneous revenue: 1.70%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	589,960
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,828,555
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,336,545
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,854,834
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	233,783
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,442,748
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	260,000	289,369
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,593,827
				15,169,621
Tax revenue: 0.15%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,379,020
Transportation revenue: 0.63%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,703,733
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,216,082
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	1,182,456
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,524,958
				5,627,229
Water & sewer revenue: 0.29%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,341,433
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,276,101
				2,617,534
				62,835,139
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.98%
Education revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00%	11-1-2033	$ 1,090,000	$ 1,223,840
Health revenue: 0.16%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	253,947
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,190,892
				1,444,839
Resource recovery revenue: 0.08%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	104,433
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				704,433
Water & sewer revenue: 0.60%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,381,852
				8,754,964
Tennessee: 1.16%
Utilities revenue: 1.16%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	9,055,238
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	1,000,000	1,325,085
				10,380,323
Texas: 5.79%
Airport revenue: 1.43%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,830,316
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,367,545
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,603,029
				12,800,890
Education revenue: 1.39%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,360,225
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,163,918
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,934,602
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,626,849
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,319,256
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	650,000	657,295
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	30,000	30,617
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  25

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00%	8-15-2026	$ 500,000	$ 502,265
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	783,659
				12,378,686
GO revenue: 1.02%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,669,048
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,228,379
Port Isabel TX 144A	5.10	2-15-2049	495,000	564,074
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,621,936
				9,083,437
Miscellaneous revenue: 0.94%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,840,000	1,843,943
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,605,000	5,839,593
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	679,677
				8,363,213
Tax revenue: 0.14%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,247,644
Transportation revenue: 0.71%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	648,906
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,247,130
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,936,477
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,480,410
				6,312,923
Water & sewer revenue: 0.16%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	892,439
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	593,222
				1,485,661
				51,672,454
Utah: 1.15%
Airport revenue: 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,240,662
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,227,456
				2,468,118
Education revenue: 0.87%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	625,000	672,374
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25%	6-15-2037	$ 3,000,000	$ 3,402,153
Utah Charter School Finance Authority Refunding Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,682,442
Utah Charter School Finance Authority Refunding Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	844,117
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	410,000	432,654
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	745,374
				7,779,114
				10,247,232
Virginia: 0.90%
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	489,446
Transportation revenue: 0.84%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,106,303
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,537,971
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,045,450
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,841,837
				7,531,561
				8,021,007
Washington: 2.27%
Airport revenue: 0.85%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,971,246
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,665,284
				7,636,530
GO revenue: 0.80%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	567,365
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,575,870
				7,143,235
Health revenue: 0.55%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,504,612
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.43	1-1-2035	2,000,000	2,011,608
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	479,408
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	877,614
				4,873,242
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  27

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.07%
King County WA Sewer Revenue	5.00%	7-1-2049	$ 500,000	$ 600,506
				20,253,513
Wisconsin: 4.80%
Airport revenue: 0.30%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,676,692
Education revenue: 1.35%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,104,132
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,293,903
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,526,445
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,942,562
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	310,000	322,892
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,886,411
				12,076,345
Health revenue: 1.83%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	836,352
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	596,247
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	713,292
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	652,123
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,238,112
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	890,377
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	11,378,968
				16,305,471
Miscellaneous revenue: 0.31%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,807,938
Tax revenue: 1.01%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,100,932
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	398,235
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,485,522
				8,984,689
				42,851,135
Total Municipal obligations (Cost $803,269,447)				865,509,839

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.42%
Investment companies: 2.42%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	21,541,149	$ 21,547,611
Total Short-term investments (Cost $21,547,611)				21,547,611
Total investments in securities (Cost $824,817,058)	99.44%			887,057,450
Other assets and liabilities, net	0.56			5,029,865
Total net assets	100.00%			$892,087,315

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  29

Portfolio of investments—June 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,683,658	$81,779,980	$(61,916,027)	$151	$(151)	$21,547,611	2.42%	21,541,149	$406
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Managed Account

Statement of assets and liabilities—June 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $803,269,447)	$ 865,509,839
Investments in affiliated securites, at value (cost $21,547,611)	21,547,611
Cash	125,000
Receivable for interest	9,608,179
Receivable for Fund shares sold	2,098,631
Receivable for investments sold	1,130,580
Prepaid expenses and other assets	141,361
Total assets	900,161,201
Liabilities
Payable for when-issued transactions	4,616,483
Dividends payable	2,297,779
Payable for investments purchased	678,672
Payable for Fund shares redeemed	480,952
Total liabilities	8,073,886
Total net assets	$892,087,315
Net assets consist of
Paid-in capital	$ 845,272,333
Total distributable earnings	46,814,982
Total net assets	$892,087,315
Computation of net asset value per share
Net assets	$ 892,087,315
Share outstanding [1]	71,252,547
Net asset value per share	$12.52
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  31

Statement of operations—six months ended June 30, 2021 (unaudited)

Investment income
Interest	$ 13,564,034
Income from affiliated securities	406
Total investment income	13,564,440
Expenses
Custody and accounting fees	25,707
Professional fees	3,494
Registration fees	21,075
Shareholder report expenses	9,478
Trustees’ fees and expenses	6,004
Other fees and expenses	11,177
Total expenses	76,935
Less: Fee waivers and/or expense reimbursements	(76,935)
Net expenses	0
Net investment income	13,564,440
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	645,299
Affiliated securities	151
Net realized gains on investments	645,450
Net change in unrealized gains (losses) on
Unaffiliated securities	3,095,616
Affiliated securities	(151)
Net change in unrealized gains (losses) on investments	3,095,465
Net realized and unrealized gains (losses) on investments	3,740,915
Net increase in net assets resulting from operations	$17,305,355
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Managed Account

Statement of changes in net assets

	Six months ended June 30, 2021 (unaudited)		Year ended December 31, 2020
Operations
Net investment income		$ 13,564,440		$ 27,497,799
Net realized gains (losses) on investments		645,450		(11,278,510)
Net change in unrealized gains (losses) on investments		3,095,465		17,323,778
Net increase in net assets resulting from operations		17,305,355		33,543,067
Distributions to shareholders from
Net investment income and net realized gains		(13,572,951)		(27,496,579)
Capital share transactions	Shares		Shares
Proceeds from shares sold	8,805,467	109,854,392	21,307,732	260,380,117
Payment for shares redeemed	(7,226,234)	(90,070,863)	(21,056,988)	(255,957,315)
Net increase in net assets resulting from capital share transactions		19,783,529		4,422,802
Total increase in net assets		23,515,933		10,469,290
Net assets
Beginning of period		868,571,382		858,102,092
End of period		$892,087,315		$ 868,571,382
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  33

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
	Six months ended June 30, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.47	$12.36	$11.79	$11.91	$11.51	$11.96
Net investment income	0.19	0.40	0.41	0.43	0.40	0.37
Net realized and unrealized gains (losses) on investments	0.05	0.11	0.57	(0.13)	0.40	(0.45)
Total from investment operations	0.24	0.51	0.98	0.30	0.80	(0.08)
Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.41)	(0.42)	(0.40)	(0.37)
Net asset value, end of period	$12.52	$12.47	$12.36	$11.79	$11.91	$11.51
Total return[1]	1.99%	4.19%	8.42%	2.63%	7.02%	(0.75)%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.02%	0.03%	0.04%	0.04%
Net expenses	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]
Net investment income	3.16%	3.23%	3.37%	3.62%	3.39%	3.05%
Supplemental data
Portfolio turnover rate	4%	19%	7%	28%	19%	15%
Net assets, end of period (000s omitted)	$892,087	$868,571	$858,102	$656,446	$618,341	$539,047

[1]	Returns for periods of less than one year are not annualized.
[2]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on August 16, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

Wells Fargo Managed Account  |  35

Notes to financial statements (unaudited)
issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2021, the aggregate cost of all investments for federal income tax purposes was $824,817,058 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$64,542,608
Gross unrealized losses	(2,302,216)
Net unrealized gains	$62,240,392
As of December 31, 2020, the Fund had capital loss carryforwards which consisted of $9,713,345 in short-term capital losses and $6,354,216 in long-term capital losses.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

36  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 865,509,839	$0	$ 865,509,839
Short-term investments
Investment companies	21,547,611	0	0	21,547,611
Total assets	$21,547,611	$865,509,839	$0	$887,057,450
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $14,555,000, $29,105,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2021 were $48,338,784 and $34,699,011, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2021, an affiliate of Wells Fargo owned 23% of the Fund and an unaffiliated shareholder owned 27% of the Fund.

Wells Fargo Managed Account  |  37

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
At a meeting held July 15, 2021, the Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is expected to go into effect on October 11, 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.
At a special meeting of shareholders held on August 16, 2021, shareholders of the Fund approved a new investment management and a new subadvisory agreement that will be effective at the closing of the sale transaction.

38  |  Wells Fargo Managed Account

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-877-9275, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Managed Account  |  39

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

40  |  Wells Fargo Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Managed Account  |  41

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

42  |  Wells Fargo Managed Account

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder® Shares – Series M (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any

Wells Fargo Managed Account  |  43

Board considerations (unaudited)
changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Funds Management for investment advisory services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement, an amended version of which the Board was being asked to consider and approve at the Meeting. The Board also reviewed and considered the fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee structure and special purpose.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

44  |  Wells Fargo Managed Account

Board considerations (unaudited)
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Wells Fargo Managed Account  |  45

Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) on behalf of Wells Fargo Managed Account CoreBuilder® Shares – Series M (the “Fund”), approved the continuation of the Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Fund (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of the Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of the Fund’s Current Agreements. In light of the expected termination of the Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of the Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of the Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.

46  |  Wells Fargo Managed Account

Board considerations (unaudited)
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Fund.
■	Impact of the Transaction on the Fund and its Shareholders: (i) information regarding anticipated benefits to the Fund as a result of the Transaction; (ii) a commitment that the Fund would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Fund in a manner consistent with the Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Fund as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Fund will continue to be managed and advised by its current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Fund after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Fund by the Advisers as a result of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing the Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to the Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the

Wells Fargo Managed Account  |  47

Board considerations (unaudited)
Advisers. The Board received assurances from the Advisers that the Fund will continue to be advised by its current Advisers after the closing, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Fund after the closing. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Fund and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Fund and its shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Funds Management for investment advisory services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement, an amended version of which the Board had recently approved in connection with the 2021 Annual Approval Process. The Board also reviewed and considered the fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee structure and special purpose.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying

48  |  Wells Fargo Managed Account

Board considerations (unaudited)
assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to the Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements in connection with either the 2021 Annual Approval Process or the New Agreement Approval Process.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
In connection with the 2021 Annual Approval Process, the Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Fund might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the New Investment Management Agreement is reasonable, determined that the compensation payable by Funds Management to the Sub-Adviser is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

Wells Fargo Managed Account  |  49

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

50  |  Wells Fargo Managed Account

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
Attn: Management Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: wfam.com
Individual investors: 1-800-368-0627
Sales Support Inquiries: 1-800-368-1683
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0721-00689 08-21
SCBM/SAR130 06-21

Semi-Annual Report
June 30, 2021
Wells Fargo Managed Account
■	Wells Fargo Managed Account CoreBuilder® Shares – Series SM

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The views expressed and any forward-looking statements are as of June 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of June 30, 2021
			Expense ratios (%)
	Inception date	Since inception	Gross	Net [1]
Wells Fargo Managed Account CoreBuilder Shares - Series SM (WFCSX)	5-26-2021	0.05	0.00	0.00
Bloomberg Barclays Municipal Bond Index[2]	–	0.29 *	–	–

*	Based on the Fund's inception date.
[1]	Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.
CoreBuilder shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker-dealer) or directly with the client.

2  |  Wells Fargo Managed Account

Performance highlights (unaudited)
Credit quality as of June 30, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of June 30, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  3

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 1-1-2021	Ending account value 6-30-2021	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,034.17	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,004.79	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

4  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 114.33%
Arizona: 2.36%
Health revenue: 2.36%
Maricopa County AZ IDA HonorHealth Project Series A	4.00%	9-1-2051	$ 500,000	$ 590,489
California: 4.60%
Transportation revenue: 4.60%
Bay Area Toll Authority Series E-1 (Bank of Tokyo-Mitsubishi LOC) ø##	0.01	4-1-2045	1,150,000	1,150,000
Connecticut: 0.62%
Education revenue: 0.62%
Connecticut HEFA Trinity College Series S %%	5.00	6-1-2029	120,000	156,126
Delaware: 4.60%
Education revenue: 4.60%
University of Delaware (TD Bank NA SPA) ø	0.01	11-1-2035	1,150,000	1,150,000
District of Columbia: 4.74%
Water & sewer revenue: 4.74%
District of Columbia Water & Sewer Authority Subordinated Lien Bond Series A	4.00	10-1-2049	1,000,000	1,186,044
Florida: 0.53%
Education revenue: 0.53%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	125,000	133,402
Georgia: 1.02%
Education revenue: 1.02%
Georgia Private College & University Authority Mercer University Project %%	5.00	10-1-2028	200,000	255,039
Illinois: 12.43%
Education revenue: 4.60%
Illinois Finance Authority Bradley University Series B (PNC Bank NA LOC) ø##	0.03	4-1-2038	1,150,000	1,150,000
Health revenue: 4.60%
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Bank of America NA LOC) ø##	0.03	1-1-2048	1,150,000	1,150,000
Miscellaneous revenue: 3.23%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	808,217
				3,108,217
Indiana: 5.00%
Education revenue: 5.00%
Purdue Univserity Student Facilities System Series A ø	0.02	7-1-2033	1,250,000	1,250,000

Wells Fargo Managed Account  |  5

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.18%
Health revenue: 1.18%
Hazard KY Appalachian Regional Healthcare	4.00%	7-1-2051	$ 250,000	$ 294,923
Louisiana: 2.72%
Education revenue: 2.72%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project %%	4.00	10-1-2051	575,000	678,758
Maryland: 1.15%
Education revenue: 1.15%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50	8-1-2035	250,000	286,367
Massachusetts: 1.63%
Education revenue: 1.63%
Massachusetts Development Finance Authority Boston College Project Series V	5.00	7-1-2055	250,000	407,188
Michigan: 9.39%
Education revenue: 5.00%
University of Michigan Series D-2 ø	0.02	12-1-2029	1,250,000	1,250,000
GO revenue: 4.39%
Redford MI Union School District Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	1,097,717
				2,347,717
New Hampshire: 2.55%
Health revenue: 2.55%
New Hampshire HEFA Concord Hospital Project Series A %%	5.00	10-1-2028	500,000	638,055
New Jersey: 4.26%
Miscellaneous revenue: 3.59%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	897,216
Transportation revenue: 0.67%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2032	215,000	168,709
				1,065,925
New York: 15.97%
Education revenue: 4.21%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00	6-15-2036	400,000	459,194
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	336,418
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2040	100,000	128,964
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	128,618
				1,053,194

6  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 4.60%
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B-2 (State Street Bank & Trust Company LOC) ø	0.03%	1-1-2032	$1,150,000	$ 1,150,000
Water & sewer revenue: 7.16%
Buffalo NY Sewer Authority Green Bonds (BAM Insured)	5.00	6-15-2031	175,000	221,620
New York City NY Municipal Water Finance Authority Series 2021	5.00	6-15-2051	1,000,000	1,295,962
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	273,292
				1,790,874
				3,994,068
North Carolina: 4.80%
Health revenue: 4.80%
Charlotte Mecklenburg Hospital Authority Atrium Health Series G (JPMorgan Chase & Company SPA) ø	0.03	1-15-2048	1,200,000	1,200,000
Ohio: 9.52%
Education revenue: 4.72%
The Ohio State University Series B-1 ø	0.03	12-1-2039	1,180,000	1,180,000
Health revenue: 4.80%
Allen County OH Catholic Healthcare Series C (Bank of Montreal LOC) ø	0.02	6-1-2034	1,200,000	1,200,000
				2,380,000
Pennsylvania: 8.30%
Education revenue: 2.37%
Montgomery County PA IDA Germantown Academy Project %%	4.00	10-1-2046	400,000	475,499
Pennsylvania Higher Educational Facilities Authority Widener University Series A %%	4.00	7-15-2046	100,000	117,674
				593,173
Health revenue: 2.00%
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.12	9-1-2050	500,000	500,000
Transportation revenue: 3.93%
Pennsylvania Trunpike Commission Subordinated Bonds	5.00	6-1-2028	275,000	326,136
Pennsylvania Trunpike Commission Subordinated Bonds Series B-1	5.00	6-1-2030	535,000	656,321
				982,457
				2,075,630
Rhode Island: 3.08%
Education revenue: 3.08%
Rhode Island HEFA Building Corporation Providence College Project Series A	4.00	11-1-2050	645,000	769,638

Wells Fargo Managed Account  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 1.00%
Health revenue: 1.00%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.12%	5-1-2048	$ 250,000	$ 250,000
Tennessee: 2.60%
Health revenue: 2.60%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	0.02	6-1-2042	650,000	650,000
Texas: 5.68%
Education revenue: 4.72%
Waco TX Education Finance Corporation Baylor University Project %%	4.00	3-1-2046	1,000,000	1,181,598
Water & sewer revenue: 0.96%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00	8-1-2038	200,000	239,677
				1,421,275
Utah: 4.60%
Health revenue: 4.60%
Utah County UT IHC Health Services Series B (U.S. Bank NA SPA) ø	0.03	5-15-2035	1,150,000	1,150,000
Total Municipal obligations (Cost $28,591,147)				28,588,861

		Yield	Shares
Short-term investments: 0.52%
Investment companies: 0.52%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01	129,483	129,522
Total Short-term investments (Cost $129,522)				129,522
Total investments in securities (Cost $28,720,669)	114.85%			28,718,383
Other assets and liabilities, net	(14.85)			(3,713,423)
Total net assets	100.00%			$25,004,960

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

8  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$0	$29,530,857	$(29,401,335)	$0	$0	$129,522	0.52%	129,483	$6

Wells Fargo Managed Account  |  9

Statement of assets and liabilities—June 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $28,591,147)	$ 28,588,861
Investments in affiliated securites, at value (cost $129,522)	129,522
Receivable for interest	37,736
Receivable from manager	123
Total assets	28,756,242
Liabilities
Payable for when-issued transactions	3,501,259
Payable for investments purchased	241,482
Dividends payable	8,541
Total liabilities	3,751,282
Total net assets	$25,004,960
Net assets consist of
Paid-in capital	$ 25,000,000
Total distributable earnings	4,960
Total net assets	$25,004,960
Computation of net asset value
Net assets	$ 25,004,960
Share outstanding [1]	1,250,000
Net asset value per share	$20.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Account

Statement of operations—Period ended June 30, 20211 (unaudited)

Investment income
Interest	$ 9,994
Income from affiliated securities	6
Total investment income	10,000
Expenses
Professional fees	3,600
Registration fees	36,324
Shareholder report expenses	4,816
Other fees and expenses	186
Total expenses	44,926
Less: Fee waivers and/or expense reimbursements	(44,926)
Net expenses	0
Net investment income	10,000
Realized and unrealized gains (losses) on investments
Net realized gains on investments	6,473
Net change in unrealized gains (losses) on investments	(2,286)
Net realized and unrealized gains (losses) on investments	4,187
Net increase in net assets resulting from operations	$ 14,187
[1]	For the period from May 26, 2021 (commencement of operations) to June 30, 2021
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  11

Statement of changes in net assets

	Period ended June 30, 2021[1] (unaudited)
Operations
Net investment income		$ 10,000
Net realized gains on investments		6,473
Net change in unrealized gains (losses) on investments		(2,286)
Net increase in net assets resulting from operations		14,187
Distributions to shareholders from
Net investment income and net realized gains		(9,227)
Capital share transactions	Shares
Proceeds from shares sold	1,250,000	25,000,000
Total increase in net assets		25,004,960
Net assets
Beginning of period		0
End of period		$25,004,960
[1]	For the period from May 26, 2021 (commencement of operations) to June 30, 2021
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Account

Financial highlights
(For a share outstanding throughout each period)

Period ended June 30, 2021[1] (unaudited)
Net asset value, beginning of period	$20.00
Net investment income	0.20
Net realized and unrealized gains (losses) on investments	0.00 [2]
Total from investment operations	0.20
Distributions to shareholders from
Net investment income	(0.20)
Net asset value, end of period	$20.00
Total return[3]	0.05%
Ratios to average net assets (annualized)
Gross expenses	1.87%
Net expenses[4]	0.00%
Net investment income	0.41%
Supplemental data
Portfolio turnover rate	2%
Net assets, end of period (000s omitted)	$25,005

[1]	For the period from May 26, 2021 (commencement of operations) to June 30, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  13

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series SM Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in municipal securities determined to have a positive ESG impact and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a special meeting of shareholders expected to be held on August 16, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

14  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)
issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management will analyze the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years at each fiscal year end and will determine if there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2021, the aggregate cost of all investments for federal income tax purposes was $28,720,669 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 26,652
Gross unrealized losses	(28,938)
Net unrealized losses	$ (2,286)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Managed Account  |  15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 28,588,861	$0	$ 28,588,861
Short-term investments
Investment companies	129,522	0	0	129,522
Total assets	$129,522	$28,588,861	$0	$28,718,383
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from May 26, 2021 (commencement of operations) to June 30, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from May 26, 2021 (commencement of operations) to June 30, 2021 were $85,337 and $251,115, respectively.
6. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2021, Wells Fargo owned 100% of the Fund.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

16  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
At a meeting held July 15, 2021, the Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is expected to go into effect on October 11, 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.
At a special meeting of shareholders held on August 16, 2021, shareholders of the Fund approved a new investment management and a new subadvisory agreement that will be effective at the closing of the sale transaction.

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder® Shares – Series SM (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that the Fund is new and has not yet commenced operations.
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds

22  |  Wells Fargo Managed Account

Board considerations (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board noted that the Fund had recently commenced operations and had no expense analysis data to review. The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s anticipated gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Funds Management would be paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board also noted that the Fund had recently commenced operations and had no performance history to review. The Board took into account the fee structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Funds Management for investment advisory services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement, an amended version of which the Board was being asked to consider and approve at the Meeting. The Board also reviewed and considered the fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee structure and special purpose.

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Board considerations (unaudited)
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24  |  Wells Fargo Managed Account

Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) on behalf of Wells Fargo Managed Account CoreBuilder® Shares – Series CP (the “CoreBuilder CP”) and Wells Fargo Managed Account CoreBuilder® Shares – Series SM (the “CoreBuilder SM”, and together with CoreBuilder CP, the “Funds”), approved the continuation of the Funds’ current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of the Funds’ Current Agreements under the 1940 Act that will result in the automatic termination of the Funds’ Current Agreements. In light of the expected termination of the Funds’ Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of the Funds, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of the Funds, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will

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Board considerations (unaudited)
continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with the Funds’ current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of the Funds to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing the Funds’ total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to the Funds in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Funds; and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.

26  |  Wells Fargo Managed Account

Board considerations (unaudited)
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that the Funds will continue to be advised by their current Advisers after the closing, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding the “zero fee and expense” structure of the Funds. Specifically, the Board noted that each Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that each Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of each Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by each Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of each Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in each Fund.
In light of this unique fee structure and special purpose of the Funds, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee structure and special purpose of the Funds in deciding to re-approve the Advisory Agreements for each Fund. The Board also noted that each Fund had only recently commenced operations, and neither had a performance history to review.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered that the contractual investment management fee rate payable by each Fund to Funds Management for investment advisory services (the “Management Agreement Rate”) was zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund under an Expense Assumption Agreement, an amended version of which the Board had recently approved in connection with the 2021 Annual Approval Process. The Board also reviewed and considered the fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Funds.
Based on its consideration of the factors and information it deemed relevant, the Board determined that the absence of any compensation payable by the Funds to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Funds in light of their unique fee structure and special purpose.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses.

Wells Fargo Managed Account  |  27

Board considerations (unaudited)
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to the Funds will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Funds, the Board did not conduct an analysis of economies of scale in the context of reviewing the Funds’ Advisory Agreements in connection with either the 2021 Annual Approval Process or the New Agreement Approval Process.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds.
In connection with the 2021 Annual Approval Process, the Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Funds. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Funds.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Funds to Funds Management pursuant to the New Investment Management Agreement is reasonable, determined that the compensation payable by Funds Management to the Sub-Adviser is reasonable, approved the New Agreements for a two-year term.

28  |  Wells Fargo Managed Account

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Wells Fargo Managed Account  |  29

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
Attn: Management Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: wfam.com
Individual investors: 1-800-368-0627
Sales Support Inquiries: 1-800-368-1683
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0721-00691 08-21
SCBSM/SAR131 06-21

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 27, 2021

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 27, 2021